Financial Assets at Fair Value Through Other Comprehensive Income - Schedule of Financial Asset (Details) - Financial Assets [Member] - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of Financial Asset [Line Items]
Total	$ 3,560,203	$ 2,097,837
Debt Financial Instruments [Member]
Schedule of Financial Asset [Line Items]
Total	3,548,971	2,088,345
Equity Instruments [Member]
Schedule of Financial Asset [Line Items]
Total	$ 11,232	$ 9,492